Income Taxes - Disclosure of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	$ (14,784)	$ (18,294)	$ (5,477)
Non-capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	27,664	17,405
Investments and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	2,240	274
Stream, royalty and other interests [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax liabilities	$ (44,688)	$ (35,973)